ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 29, 2016	Nov. 30, 2015	Feb. 10, 2015	Feb. 10, 2015	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 02, 2016	Jan. 29, 2016
Business Acquisition [Line Items]
Amortization of intangible assets							$ 21,974
Consideration paid with cash						$ 2,551	29,537	$ 1,534
Acquisition related costs incurred						139
Value of shares of common stock paid in acquisition							675	5,579
Expenses related to Merger Consideration Incentive Plan recorded as operating expenses						2,112	6,844	6,738
Undertone [Member]
Business Acquisition [Line Items]
Percent of equity acquired		100.00%
Consideration paid with cash		$ 89,078
Retained amount as holdback to cover potential claims		16,000
Contingent consideration liability		14,391						14,476	$ 14,129
Installments amount		3,000
Installments due amount		2,804
Installments amount paid							1,000		22,000
Fair value of obligations eliminated							1,939		35,546
Accrued interest						83
Deferred consideration payment		$ 20,000
Interest rate (as a percent)		10.00%
Deferred consideration payment due amount		$ 22,005							21,417
Deferred payment amount										$ 1,182
Excess in tax advances which will be paid upon refund from tax authorities						551	2,143
Acquisition related costs incurred								$ 4,804
Expected maximum period to finalize valuation and purchase price allocation		1 year
Goodwill adjustments							590
Working Captial adjustment						1,498	213
Reduce purchase price merger									$ 13,546
Final purchase price amount						$ 133,101	$ 119,768
MMR [Member]
Business Acquisition [Line Items]
Consideration paid with cash			$ 6,394
Value of shares of common stock paid in acquisition				$ 4,378
Shares issued for acquisition			1,437,510
MMR [Member] | Make Me Reach SAS Founder [Member]
Business Acquisition [Line Items]
Additional consideration required to be paid with cash subject to retention conditions	$ 442				$ 442
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	442				442
MMR [Member] | MakeMeReach SAS Employee [Member]
Business Acquisition [Line Items]
Consideration paid with cash					144
Additional consideration required to be paid with cash subject to retention conditions	266				266
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	208				$ 208
Value of shares of common stock paid in acquisition	$ 63
Shares issued for acquisition					18,998
Shares issued for acquisition subject to retention conditions					92,348